FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 2,162
US dollar ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,102
EU euro (EUR)
Disclosure of credit risk exposure [line items]
Trade and other receivables	25
Argentine peso (ARS)
Disclosure of credit risk exposure [line items]
Trade and other receivables	26
Mexican peso (MXN)
Disclosure of credit risk exposure [line items]
Trade and other receivables	594
Brazilian real (BRL)
Disclosure of credit risk exposure [line items]
Trade and other receivables	338
Colombian peso (COP)
Disclosure of credit risk exposure [line items]
Trade and other receivables	76
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1